Operating Lease - Schedule of Operating Lease Cost (Details) - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule of Operating Leases [Abstract]
Right of use assets		$ 36,627,800	$ 537,032
Operating lease liabilities, current		2,118,900	151,260
Operating lease liabilities, noncurrent		34,327,142	372,725
Total operating lease liabilities		36,446,042	523,985
Operating cash flows used in operating leases		$ 761,288	$ 173,267
Weighted average remaining lease term (years)	44 years 10 months 24 days	10 years 6 months	32 years 4 months 24 days
Weighted average discount rate	11.00%	7.00%	10.00%